Material accounting policies (Tables)	6 Months Ended
Dec. 31, 2023
Material accounting policies
Summary of estimated useful lives of property, plant and equipment

Apartments	30 years
Leasehold improvements	Over the shorter of lease term
or the estimated useful lives
of the assets
Office equipment	2 – 5 years
Store operating equipment	2 – 5 years
Motor vehicles	3 - 5 years
Moulds	1 - 2 years

Summary of estimated useful lives of intangible assets

Software	5 years